Loans Receivable (excluding Covered Loans) - Loans Impaired, Loan Commitments and Loans Serviced (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Receivables [Abstract]
Recorded investment in impaired loans	$ 454,557	$ 565,553
Troubled Debt Restructuring included in impaired loans	415,696	433,278
Impaired loans with allocated reserves	6,035	44,167
Reserves on impaired loans	3,473	15,983
Average balance of impaired loans	495,472	523,363
Interest income from impaired loans	24,798	28,366
Outstanding fixed-rate origination commitments	190,363	151,990
Loans serviced for others	$ 55,589	$ 58,673